ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited			March 31, 2007

	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
BOND MUTUAL FUNDS 81.4%
T. Rowe Price New Income Fund	22.1%	112,963,791	1,009,896
T. Rowe Price High Yield Fund	18.1	115,717,675	825,067
T. Rowe Price International Bond Fund	12.6	59,093,233	574,977
T. Rowe Price GNMA Fund	12.5	60,657,028	568,963
T. Rowe Price Short-Term Bond Fund	7.0	67,612,320	317,778
T. Rowe Price U.S. Treasury Long-Term Fund	4.5	17,987,754	204,701
T. Rowe Price Emerging Markets Bond Fund	2.6	8,471,272	117,751
T. Rowe Price Corporate Income Fund	2.0	9,475,256	91,531
Total Bond Mutual Funds (Cost $3,603,290)			3,710,664

EQUITY MUTUAL FUNDS 16.8%
T. Rowe Price Equity Income Fund	16.8	25,916,404	763,238
Total Equity Mutual Funds (Cost $604,784)			763,238

SHORT-TERM INVESTMENTS 1.8%
T. Rowe Price Summit Cash Reserves Fund	1.8	83,075,047	83,075
Total Short-Term Investments (Cost $83,075)			83,075

Total Investments in Securities
100.0% of Net Assets (Cost $ 4,291,149)			$4,556,977

(1) Denominated in U.S. dollars unless otherwise noted

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/07	12/31/06
Corporate Income
Fund	$3,340 $	161	$1,136	$91,531	$88,270
T. Rowe Price
Emerging Markets
Bond Fund	5,179	2,218	1,979	117,751	114,227
T. Rowe Price Equity
Income Fund	57,879	11,617	2,803	763,238	720,923
T. Rowe Price GNMA
Fund	29,151	10,999	6,856	568,963	549,653
T. Rowe Price High
Yield Fund	43,702	65,730	14,403	825,067	827,040
International Bond
Fund	53,747	704	4,546	574,977	518,699
T. Rowe Price New
Income Fund	48,132	1,277	11,331	1,009,896	960,830
T. Rowe Price Short-
Term Bond Fund	14,548	383	3,347	317,778	302,938
T. Rowe Price Summit
Cash Reserves Fund	4,336	19,305	1,136	83,075	98,044
T. Rowe Price U.S.
Treasury Long-Term
Fund	56,948	181	2,046	204,701	147,189
Totals			$49,583	$4,556,977	$4,327,813

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited			March 31, 2007

	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price Growth Stock Fund	18.5%	20,752,697	661,181
T. Rowe Price Blue Chip Growth Fund	17.6	17,512,331	627,992
T. Rowe Price Equity Income Fund	13.2	16,050,162	472,677
T. Rowe Price Value Fund	13.0	17,044,694	465,661
T. Rowe Price New Horizons Fund	12.3	13,110,143	438,928
T. Rowe Price International Stock Fund	9.2	19,126,586	329,934
T. Rowe Price International Growth & Income Fund	7.4	14,444,035	264,326
T. Rowe Price Mid-Cap Value Fund	5.6	7,601,407	198,701
T. Rowe Price Emerging Markets Stock Fund	3.2	3,468,478	113,939
Total Equity Mutual Funds (Cost $2,449,367)			3,573,339

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,449,367)			$3,573,339

(1) Denominated in U.S. dollars unless otherwise noted

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/07	12/31/06
T. Rowe Price Blue
Chip Growth Fund	$ 14,208	$ 11,527	$ -	$ 627,992	$ 624,010
T. Rowe Price
Emerging Markets
Stock Fund	2,075	1,779	-	113,939	112,367
T. Rowe Price Equity
Income Fund	16,915	8,214	-	472,677	466,328
T. Rowe Price Growth
Stock Fund	11,334	12,319	-	661,181	658,164
T. Rowe Price
International Growth
& Income Fund	4,842	3,941	-	264,326	254,042
T. Rowe Price
International Stock
Fund	6,598	6,116	-	329,934	322,050
T. Rowe Price Mid-Cap
Value Fund	4,151	3,816	-	198,701	193,148
T. Rowe Price New
Horizons Fund	9,419	8,398	1,767	438,928	422,011
T. Rowe Price Value
Fund	7,183	7,278	-	465,661	462,108
Totals			$ 1,767	$ 3,573,339	$ 3,514,228

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited			March 31, 2007

	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price International Stock Fund	39.5%	7,968,927	137,464
T. Rowe Price European Stock Fund	28.4	4,659,905	98,837
T. Rowe Price International Growth & Income Fund	10.5	1,986,902	36,360
T. Rowe Price Japan Fund	9.2	2,915,105	32,095
T. Rowe Price Emerging Markets Stock Fund	5.8	614,751	20,195
T. Rowe Price New Asia Fund	4.8	1,170,960	16,815
T. Rowe Price International Discovery Fund	1.8	126,983	6,367
Total Equity Mutual Funds (Cost $299,681)			348,133

Total Investments in Securities
100.0% of Net Assets (Cost $ 299,681)			$348,133

(1) Denominated in U.S. dollars unless otherwise noted

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/07	12/31/06
T. Rowe Price
Emerging Markets
Stock Fund	$ 1,961	$ 22	$ -	$ 20,195	$ 17,977
T. Rowe Price
European Stock Fund	8,663	187	-	98,837	85,818
T. Rowe Price
International
Discovery Fund	718	9	-	6,367	5,334
T. Rowe Price
International Growth
& Income Fund	3,923	50	-	36,360	31,138
T. Rowe Price
International Stock
Fund	14,413	218	-	137,464	120,000
T. Rowe Price Japan
Fund	4,479	-	-	32,095	27,765
T. Rowe Price New
Asia Fund	1,767	113	-	16,815	14,932
Totals			$ -	$ 348,133	$ 302,964

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Spectrum Funds
Unaudited	March 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the funds' fiscal years beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the funds' net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

	Spectrum	Spectrum	Spectrum
	Growth	Income	International

Cost	$2,449,367,000	$4,291,149,000	$299,681,000
Unrealized appreciation	1,123,972,000	269,918,000	48,452,000
Unrealized depreciation	-	(4,090,000)	-
Net unrealized
appreciation (depreciation)	$1,123,972,000	$265,828,000	$48,452,000

NOTE 3 - RELATED PARTIES

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets. At March 31, 2007, Spectrum Growth and Spectrum International Funds each held less than 25% of the outstanding shares of any underlying Price fund. At March 31, 2007, Spectrum Income Fund held approximately 58.5% of the outstanding shares of the U.S. Treasury Long-Term Fund, 44.5% of the GMNA Fund, 43.5% of the Corporate Income Fund, and 26.1% of the International Bond Fund. For the period ended March 31, 2007, realized gain on affiliated companies was $10,782,000 for Spectrum Growth Fund and $28,000 for Spectrum Income Fund, and the realized loss on affiliated companies was $93,000 for Spectrum International Fund.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007